Annuity Reserves and Deposit-Type Liabilities	12 Months Ended
Dec. 31, 2020
Annuity Reserves And Deposit-type Liabilities
Annuity Reserves and Deposit-Type Liabilities

Note 8: Annuity Reserves and Deposit-Type Liabilities

The following tables show the withdrawal characteristics of the Company’s annuity reserves and deposit-type liabilities at December 31, 2020, which are reported as policy reserves on annuity contracts and liability for deposit-type contracts are as follows:

Individual Annuities

		Separate	Separate
	General	Account with	Account		% of
December 31, 2020	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -lump sum:
With market value adjustment	$-	$5,050,170	$-	$5,050,170	94.6%
At book value less surrender charge of 5% or more	2,851	-	-	2,851	0.1%
At fair value	-	-	220,969	220,969	4.1%

Total with adjustment or at fair value	2,851	5,050,170	220,969	5,273,990	98.8%
At book value with minimal or no charge adjustment	205	59,534	-	59,739	1.1%
Not subject to discretionary withdrawal	7,074	-	-	7,074	0.1%

Gross annuity reserves and deposit liabilities	10,130	5,109,704	220,969	5,340,803	100.0%
Reinsurance ceded	10,130	5,109,704	-	5,119,834

Total annuity reserves and deposit liabilities	$-	$-	$220,969	$220,969

Deposit-Type Contracts

		Separate	Separate
	General	Account with	Account		% of
December 31, 2020	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal - lump sum:
With market value adjustment	$-	$-	$-	$-	0.0%
At book value less surrender charge of 5% or more	-	-	-	-	0.0%
At fair value	-	-	-	-	0.0%

Total with adjustment or at fair value	-	-	-	-	0.0%
At book value with minimal or no charge adjustment	-	-	-	-	0.0%
Not subject to discretionary withdrawal	4,473	-	-	4,473	100.0%

Gross annuity reserves and deposit liabilities	4,473	-	-	4,473	100.0%
Reinsurance ceded	4,473	-	-	4,473

Total annuity reserves and
deposit liabilities	$-	$-	$-	$-

The following table shows policy liabilities associated with the Company’s annuity products:

2020
Annuity reserves from the separate accounts	$220,969
Total annuity reserves	$220,969

The following table shows life reserves by withdrawal characteristics at December 31, 2020:

	General Account			Separate Account - Guaranteed and Non Guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$-	$38	$68	$-	$-	$-
Universal life	2,649	2,649	2,704	-	-	-
Other permanent cash value life insurance	-	11,474	12,353	-	-	-
Miscellaneous reserves	-	36	34	-	-	-
Not subject to discretionary withdrawal or no cash values:
Term policies with cash value	-	-	4,465	-	-	-
Accidental death benefits	-	-	7	-	-	-
Disability - active lives	-	-	3	-	-	-
Disability - disabled lives	-	-	113	-	-	-
Miscellaneous reserves	-	-	64	-	-	-
Gross reserves before reinsurance	2,649	14,197	19,811	-	-	-
Ceded reinsurance	2,649	14,197	19,811	-	-	-
Net reserves	$-	$-	$-	$-	$-	$-

The following tables show the withdrawal characteristics of the Company’s annuity reserves and deposit liabilities at December 31, 2019, which are reported as policy reserves on annuity contracts and liability for deposit-type contracts are as follows:

Individual Annuities

		Separate	Separate
	General	Account with	Account		% of
December 31, 2019	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -lump sum:
With market value adjustment	$-	$4,076,413	$-	$4,076,413	95.9%
At book value less surrender charge of 5% or more	6,019	-	-	6,019	0.1%
At fair value	-	-	161,987	161,987	3.9%

Total with adjustment or at fair value	6,019	4,076,413	161,987	4,244,419	99.9%
At book value with minimal or no charge adjustment	327	-	-	327	0.0%
Not subject to discretionary withdrawal	4,863	-	-	4,863	0.1%

Gross annuity reserves and deposit liabilities	11,209	4,076,413	161,987	4,249,609	100.0%
Reinsurance ceded	11,209	4,076,413	-	4,087,622

Total annuity reserves and deposit liabilities	$-	$-	$161,987	$161,987

Deposit-Type Contracts

		Separate	Separate
	General	Account with	Account		% of
December 31, 2019	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -lump sum:
With market value adjustment	$-	$-	$-	$-	0.0%
At book value less surrender charge of 5% or more	-	-	-	-	0.0%
At fair value	-	-	-	-	0.0%

Total with adjustment or at fair value	-	-	-	-	0.0%
At book value with minimal or no charge adjustment	-	-	-	-	0.0%
Not subject to discretionary withdrawal	3,873	-	-	3,873	100.0%

Gross annuity reserves and deposit liabilities	3,873	-	-	3,873	100.0%
Reinsurance ceded	3,873	-	-	3,873

Total annuity reserves and deposit liabilities	$-	$-	$-	$-

The following table shows policy liabilities associated with the Company’s annuity products:

2019
Annuity reserves from the separate accounts	$161,987
Total annuity reserves	$161,987

The following table shows life reserves by withdrawal characteristics at December 31, 2019:

	General Account			Separate Account - Guaranteed and Non Guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$-	$48	$85	$-	$-	$-
Universal life	2,816	2,816	2,878	-	-	-
Other permanent cash value life insurance	-	11,812	12,712	-	-	-
Miscellaneous reserves	-	35	35	-	-	-
Not subject to discretionary withdrawal or no cash values:
Term policies with cash value	-	-	4,954	-	-	-
Accidental death benefits	-	-	7	-	-	-
Disability - active lives	-	-	3	-	-	-
Disability - disabled lives	-	-	122	-	-	-
Miscellaneous reserves	-	-	72	-	-	-
Gross reserves before reinsurance	2,816	14,711	20,868	-	-	-
Ceded reinsurance	2,816	14,711	20,868	-	-	-
Net reserves	$-	$-	$-	$-	$-	$-